Distribution Date:	08/17/26	BANK 2024-BNK47
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series BNK47

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Kathleen Luzik		kluzikncb.coop
Mortgage Loan Detail (Part 1)	13-15		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	16-18	Special Servicer	Rialto Capital Advisors, LLC
Principal Prepayment Detail	19		General	(305) 229-6465
Historical Detail	20		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Delinquency Loan Detail	21	Trustee	Computershare Trust Company, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	24	Certificate Administrator	Computershare Trust Company, N.A.
Modified Loan Detail	25		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Historical Liquidated Loan Detail	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27	Operating Advisor & Asset	Park Bridge Lender Services LLC
Interest Shortfall Detail - Collateral Level	28	Representations Reviewer
			Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Supplemental Notes	29
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06540GAQ1	5.523000%	6,684,000.00	4,471,923.56	95,558.64	20,582.03	0.00	0.00	116,140.67	4,376,364.92	30.06%	30.00%
A-2	06540GAR9	6.457000%	65,786,000.00	65,786,000.00	0.00	353,983.50	0.00	0.00	353,983.50	65,786,000.00	30.06%	30.00%
A-3	06540GAS7	6.254000%	7,500,000.00	7,500,000.00	0.00	39,087.50	0.00	0.00	39,087.50	7,500,000.00	30.06%	30.00%
A-SB	06540GAT5	5.725000%	14,226,000.00	14,226,000.00	0.00	67,869.88	0.00	0.00	67,869.88	14,226,000.00	30.06%	30.00%
A-5	06540GAV0	5.716000%	663,203,000.00	663,203,000.00	0.00	3,159,056.96	0.00	0.00	3,159,056.96	663,203,000.00	30.06%	30.00%
A-S	06540GAY4	6.106000%	154,185,000.00	154,185,000.00	0.00	784,544.68	0.00	0.00	784,544.68	154,185,000.00	15.78%	15.75%
B	06540GAZ1	6.356000%	48,690,000.00	48,690,000.00	0.00	257,894.70	0.00	0.00	257,894.70	48,690,000.00	11.27%	11.25%
C	06540GBA5	6.826309%	17,820,000.00	17,820,000.00	0.00	101,370.69	0.00	0.00	101,370.69	17,820,000.00	9.62%	9.60%
D-RR	06540GAA6	6.826309%	14,640,000.00	14,640,000.00	0.00	83,280.97	0.00	0.00	83,280.97	14,640,000.00	8.27%	8.25%
E-RR	06540GAC2	6.826309%	12,172,000.00	12,172,000.00	0.00	69,241.53	0.00	0.00	69,241.53	12,172,000.00	7.14%	7.13%
F-RR	06540GBB3	6.826309%	14,878,000.00	14,878,000.00	0.00	84,634.86	0.00	0.00	84,634.86	14,878,000.00	5.76%	5.75%
G-RR	06540GAE8	6.826309%	18,935,000.00	18,935,000.00	0.00	107,713.47	0.00	0.00	107,713.47	18,935,000.00	4.01%	4.00%
J-RR	06540GAG3	6.826309%	10,820,000.00	10,820,000.00	0.00	61,550.55	0.00	0.00	61,550.55	10,820,000.00	3.01%	3.00%
K-RR*	06540GAJ7	6.826309%	32,460,008.00	32,460,008.00	0.00	177,871.39	0.00	0.00	177,871.39	32,460,008.00	0.00%	0.00%
V	06540GAL2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06540GAN8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,081,999,008.00	1,079,786,931.56	95,558.64	5,368,682.71	0.00	0.00	5,464,241.35	1,079,691,372.92

X-A	06540GAW8	1.041389%	757,399,000.00	755,186,923.56	0.00	655,369.62	0.00	0.00	655,369.62	755,091,364.92
X-B	06540GAX6	0.606992%	220,695,000.00	220,695,000.00	0.00	111,633.51	0.00	0.00	111,633.51	220,695,000.00
Notional SubTotal			978,094,000.00	975,881,923.56	0.00	767,003.13	0.00	0.00	767,003.13	975,786,364.92

Deal Distribution Total					95,558.64	6,135,685.84	0.00	0.00	6,231,244.48

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06540GAQ1	669.04900658	14.29662478	3.07929832	0.00000000	0.00000000	0.00000000	0.00000000	17.37592310	654.75238181
A-2	06540GAR9	1,000.00000000	0.00000000	5.38083331	0.00000000	0.00000000	0.00000000	0.00000000	5.38083331	1,000.00000000
A-3	06540GAS7	1,000.00000000	0.00000000	5.21166667	0.00000000	0.00000000	0.00000000	0.00000000	5.21166667	1,000.00000000
A-SB	06540GAT5	1,000.00000000	0.00000000	4.77083368	0.00000000	0.00000000	0.00000000	0.00000000	4.77083368	1,000.00000000
A-5	06540GAV0	1,000.00000000	0.00000000	4.76333334	0.00000000	0.00000000	0.00000000	0.00000000	4.76333334	1,000.00000000
A-S	06540GAY4	1,000.00000000	0.00000000	5.08833337	0.00000000	0.00000000	0.00000000	0.00000000	5.08833337	1,000.00000000
B	06540GAZ1	1,000.00000000	0.00000000	5.29666667	0.00000000	0.00000000	0.00000000	0.00000000	5.29666667	1,000.00000000
C	06540GBA5	1,000.00000000	0.00000000	5.68859091	0.00000000	0.00000000	0.00000000	0.00000000	5.68859091	1,000.00000000
D-RR	06540GAA6	1,000.00000000	0.00000000	5.68859085	0.00000000	0.00000000	0.00000000	0.00000000	5.68859085	1,000.00000000
E-RR	06540GAC2	1,000.00000000	0.00000000	5.68859103	0.00000000	0.00000000	0.00000000	0.00000000	5.68859103	1,000.00000000
F-RR	06540GBB3	1,000.00000000	0.00000000	5.68859121	0.00000000	0.00000000	0.00000000	0.00000000	5.68859121	1,000.00000000
G-RR	06540GAE8	1,000.00000000	0.00000000	5.68859097	0.00000000	0.00000000	0.00000000	0.00000000	5.68859097	1,000.00000000
J-RR	06540GAG3	1,000.00000000	0.00000000	5.68859057	0.00000000	0.00000000	0.00000000	0.00000000	5.68859057	1,000.00000000
K-RR	06540GAJ7	1,000.00000000	0.00000000	5.47970875	0.20888227	2.15747051	0.00000000	0.00000000	5.47970875	1,000.00000000
V	06540GAL2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06540GAN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	06540GAW8	997.07937766	0.00000000	0.86528979	0.00000000	0.00000000	0.00000000	0.00000000	0.86528979	996.95321082
X-B	06540GAX6	1,000.00000000	0.00000000	0.50582709	0.00000000	0.00000000	0.00000000	0.00000000	0.50582709	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	20,582.03	0.00	20,582.03	0.00	0.00	0.00	20,582.03	0.00
A-2	07/01/26 - 07/30/26	30	0.00	353,983.50	0.00	353,983.50	0.00	0.00	0.00	353,983.50	0.00
A-3	07/01/26 - 07/30/26	30	0.00	39,087.50	0.00	39,087.50	0.00	0.00	0.00	39,087.50	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	67,869.88	0.00	67,869.88	0.00	0.00	0.00	67,869.88	0.00
A-5	07/01/26 - 07/30/26	30	0.00	3,159,056.96	0.00	3,159,056.96	0.00	0.00	0.00	3,159,056.96	0.00
X-A	07/01/26 - 07/30/26	30	0.00	655,369.62	0.00	655,369.62	0.00	0.00	0.00	655,369.62	0.00
X-B	07/01/26 - 07/30/26	30	0.00	111,633.51	0.00	111,633.51	0.00	0.00	0.00	111,633.51	0.00
A-S	07/01/26 - 07/30/26	30	0.00	784,544.68	0.00	784,544.68	0.00	0.00	0.00	784,544.68	0.00
B	07/01/26 - 07/30/26	30	0.00	257,894.70	0.00	257,894.70	0.00	0.00	0.00	257,894.70	0.00
C	07/01/26 - 07/30/26	30	0.00	101,370.69	0.00	101,370.69	0.00	0.00	0.00	101,370.69	0.00
D-RR	07/01/26 - 07/30/26	30	0.00	83,280.97	0.00	83,280.97	0.00	0.00	0.00	83,280.97	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	69,241.53	0.00	69,241.53	0.00	0.00	0.00	69,241.53	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	84,634.86	0.00	84,634.86	0.00	0.00	0.00	84,634.86	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	107,713.47	0.00	107,713.47	0.00	0.00	0.00	107,713.47	0.00
J-RR	07/01/26 - 07/30/26	30	0.00	61,550.55	0.00	61,550.55	0.00	0.00	0.00	61,550.55	0.00
K-RR	07/01/26 - 07/30/26	30	62,893.42	184,651.71	0.00	184,651.71	6,780.32	0.00	0.00	177,871.39	70,031.51
Totals			62,893.42	6,142,466.16	0.00	6,142,466.16	6,780.32	0.00	0.00	6,135,685.84	70,031.51

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	6,231,244.48
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	6,160,543.83	Master Servicing Fee	8,667.98
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,624.50
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	464.91
ARD Interest	0.00	Operating Advisor Fee	1,106.48
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	213.86
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	6,160,543.83	Total Fees	18,077.72

Principal		Expenses/Reimbursements
Scheduled Principal	95,558.64	Reimbursement for Interest on Advances	1,780.32
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	95,558.64	Total Expenses/Reimbursements	6,780.32

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	6,135,685.84
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	95,558.64
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,231,244.48
Total Funds Collected	6,256,102.47	Total Funds Distributed	6,256,102.52

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,079,786,932.18	1,079,786,932.18	Beginning Certificate Balance	1,079,786,931.56
(-) Scheduled Principal Collections	95,558.64	95,558.64	(-) Principal Distributions	95,558.64
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,079,691,373.54	1,079,691,373.54	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,079,851,839.89	1,079,851,839.89	Ending Certificate Balance	1,079,691,372.92
Ending Actual Collateral Balance	1,079,741,041.11	1,079,741,041.11

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.62)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.62)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.83%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	31	74,647,961.33	6.91%	89	6.5130	1.904092	1.50 or less	26	266,403,133.98	24.67%	81	7.2287	1.217694
5,000,001 to 15,000,000	27	256,181,200.77	23.73%	90	6.6443	2.093582	1.51 to 2.00	13	227,156,908.61	21.04%	87	6.9276	1.680142
15,000,001 to 20,000,000	6	108,072,751.98	10.01%	81	6.7872	1.729469	2.01 to 4.00	40	532,095,977.30	49.28%	92	6.2704	2.629568
20,000,001 to 30,000,000	8	212,289,459.46	19.66%	92	6.9351	1.765552	4.01 to 9.00	2	54,035,353.65	5.00%	87	5.8794	5.063362
30,000,001 to 50,000,000	7	263,500,000.00	24.41%	81	6.6689	2.601802	9.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	81	1,079,691,373.54	100.00%	88	6.6255	2.203256
70,000,001 or greater	2	165,000,000.00	15.28%	93	6.0738	2.745891
Totals	81	1,079,691,373.54	100.00%	88	6.6255	2.203256
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	5,500,000.00	0.51%	93	7.2300	1.399900	Totals	81	1,079,691,373.54	100.00%	88	6.6255	2.203256
Arkansas	1	534,916.68	0.05%	91	7.3940	1.613000
									Property Type³
California	7	189,567,857.03	17.56%	92	6.4656	2.471073
Colorado	2	47,700,000.00	4.42%	42	7.8588	1.213306		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Connecticut	1	55,961,038.96	5.18%	90	6.3860	2.830900		Properties	Balance	Agg. Bal.			DSCR¹
Florida	2	103,214,285.73	9.56%	94	5.9765	2.098802	Industrial	15	131,014,322.42	12.13%	91	7.0256	1.639031
Georgia	4	26,710,925.63	2.47%	82	7.7522	1.436199	Lodging	6	93,106,789.08	8.62%	92	7.3435	2.338090
Illinois	3	81,045,752.82	7.51%	88	6.3468	2.397180	Mixed Use	1	90,000,000.00	8.34%	94	6.5020	2.674800
Indiana	1	11,901,600.00	1.10%	91	7.1890	1.461100	Mobile Home Park	1	2,150,000.00	0.20%	91	6.4700	2.291300
Iowa	2	7,207,880.66	0.67%	91	7.1386	1.388234	Multi-Family	15	40,575,524.22	3.76%	93	6.4444	1.508613
Kentucky	2	19,338,750.44	1.79%	92	6.8459	1.644819	Office	11	163,751,157.98	15.17%	91	6.2377	2.315424
Louisiana	2	834,868.47	0.08%	91	7.3052	1.512474	Other	2	88,700,000.00	8.22%	88	6.0082	4.030374
Maryland	1	15,000,000.00	1.39%	87	7.7010	2.117000	Retail	23	404,213,487.16	37.44%	85	6.6390	2.010588
Massachusetts	2	24,895,714.43	2.31%	94	6.8383	1.762999	Self Storage	7	16,775,000.00	1.55%	92	6.2337	1.947719
Michigan	1	1,487,422.53	0.14%	89	6.9320	1.089800	Totals	81	1,079,691,373.54	100.00%	88	6.6255	2.203256
Minnesota	1	10,750,000.00	1.00%	93	6.7980	1.200600
Nevada	1	12,912,869.12	1.20%	89	6.9320	1.089800
New Mexico	1	2,479,037.55	0.23%	89	6.9320	1.089800
New York	18	149,803,989.97	13.87%	90	6.3673	3.186922
North Carolina	8	17,475,000.00	1.62%	92	6.4456	1.802387
Oregon	1	13,699,678.56	1.27%	92	6.7710	1.684900
Pennsylvania	7	62,999,033.13	5.83%	93	6.5967	2.175784
Tennessee	4	33,941,600.00	3.14%	91	7.1890	1.461100
Texas	4	126,132,355.56	11.68%	94	6.5655	2.246256
Virginia	4	9,191,703.58	0.85%	52	7.5085	1.019000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	6.0000% or less	24	244,035,353.65	22.60%	91	5.8097	3.090096	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.0001% to 6.5000%	20	234,773,219.85	21.74%	90	6.3509	2.239552	13 months or greater	81	1,079,691,373.54	100.00%	88	6.6255	2.203256
	6.5001% to 7.0000%	21	388,004,820.08	35.94%	93	6.7484	2.040807	Totals	81	1,079,691,373.54	100.00%	88	6.6255	2.203256
	7.0001% to 7.5000%	6	71,942,026.29	6.66%	91	7.1863	1.592587
	7.5001% to 8.0000%	7	82,454,164.59	7.64%	70	7.7073	1.484612
	8.0001% or greater	3	58,481,789.08	5.42%	51	8.1023	1.199140
	Totals	81	1,079,691,373.54	100.00%	88	6.6255	2.203256
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	4	73,454,842.17	6.80%	36	7.8746	1.230765	Interest Only	52	737,300,000.00	68.29%	88	6.4794	2.376823
61 months to 111 months		77	1,006,236,531.37	93.20%	92	6.5343	2.274247	356 months or less	27	337,394,592.02	31.25%	87	6.9463	1.847916
	112 months or greater	0	0.00	0.00%	0	0.0000	0.000000	357 months to 477 months	2	4,996,781.52	0.46%	93	6.5298	0.585949
	Totals	81	1,079,691,373.54	100.00%	88	6.6255	2.203256	478 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	81	1,079,691,373.54	100.00%	88	6.6255	2.203256
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		32	286,767,442.97	26.56%	86	6.5074	2.100151			No outstanding loans in this group
	12 months or less	42	771,526,271.65	71.46%	88	6.6754	2.269919
	13 months to 24 months	7	21,397,658.92	1.98%	92	6.4099	1.181395
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	81	1,079,691,373.54	100.00%	88	6.6255	2.203256
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	328400001	RT	Jacksonville	FL	Actual/360	5.948%	79,114.90	0.00	0.00	N/A	06/01/34	--	15,446,430.78	15,446,430.78	08/01/26
1A	328400101				Actual/360	5.948%	38,170.48	0.00	0.00	N/A	06/01/34	--	7,452,423.02	7,452,423.02	08/01/26
1B	328400111				Actual/360	5.948%	57,001.11	0.00	0.00	N/A	06/01/34	--	11,128,923.98	11,128,923.98	08/01/26
1C	328400201				Actual/360	5.948%	4,979.61	0.00	0.00	N/A	06/01/34	--	972,222.22	972,222.22	08/01/26
1D	328400301				Actual/360	5.948%	11,302.13	0.00	0.00	N/A	06/01/34	--	2,206,632.97	2,206,632.97	08/01/26
1E	328400401				Actual/360	5.948%	5,452.93	0.00	0.00	N/A	06/01/34	--	1,064,631.86	1,064,631.86	08/01/26
1F	328400501				Actual/360	5.948%	8,143.02	0.00	0.00	N/A	06/01/34	--	1,589,846.28	1,589,846.28	08/01/26
1G	328400601				Actual/360	5.948%	711.37	0.00	0.00	N/A	06/01/34	--	138,888.89	138,888.89	08/01/26
1H	328400701				Actual/360	5.948%	56,510.64	0.00	0.00	N/A	06/01/34	--	11,033,164.84	11,033,164.84	08/01/26
1I	328400801				Actual/360	5.948%	27,264.63	0.00	0.00	N/A	06/01/34	--	5,323,159.30	5,323,159.30	08/01/26
1J	328400901				Actual/360	5.948%	40,715.08	0.00	0.00	N/A	06/01/34	--	7,949,231.42	7,949,231.42	08/01/26
1K	328401001				Actual/360	5.948%	3,556.87	0.00	0.00	N/A	06/01/34	--	694,444.44	694,444.44	08/01/26
1L	328402001				Actual/360	5.948%	56,510.64	0.00	0.00	N/A	06/01/34	--	11,033,164.84	11,033,164.84	08/01/26
1M	328403001				Actual/360	5.948%	27,264.63	0.00	0.00	N/A	06/01/34	--	5,323,159.30	5,323,159.30	08/01/26
1N	328404001				Actual/360	5.948%	40,715.08	0.00	0.00	N/A	06/01/34	--	7,949,231.42	7,949,231.42	08/01/26
1O	328405001				Actual/360	5.948%	3,556.87	0.00	0.00	N/A	06/01/34	--	694,444.44	694,444.44	08/01/26
1P	328406001				Actual/360	5.948%	22,604.26	0.00	0.00	N/A	06/01/34	--	4,413,265.93	4,413,265.93	08/01/26
1Q	328407001				Actual/360	5.948%	10,905.85	0.00	0.00	N/A	06/01/34	--	2,129,263.72	2,129,263.72	08/01/26
1R	328408001				Actual/360	5.948%	16,286.03	0.00	0.00	N/A	06/01/34	--	3,179,692.57	3,179,692.57	08/01/26
1S	328409001				Actual/360	5.948%	1,422.75	0.00	0.00	N/A	06/01/34	--	277,777.78	277,777.78	08/01/26
2	301271893	MU	Dallas	TX	Actual/360	6.502%	503,905.00	0.00	0.00	N/A	06/06/34	--	90,000,000.00	90,000,000.00	08/06/26
3	328400003	RT	Schaumburg	IL	Actual/360	6.335%	218,219.45	0.00	0.00	N/A	12/01/33	--	40,000,000.00	40,000,000.00	08/01/26
3A	328400103				Actual/360	6.335%	81,832.29	0.00	0.00	N/A	12/01/33	--	15,000,000.00	15,000,000.00	08/01/26
3B	328400203				Actual/360	6.335%	81,832.29	0.00	0.00	N/A	12/01/33	--	15,000,000.00	15,000,000.00	08/01/26
3C	328400303				Actual/360	6.335%	51,827.12	0.00	0.00	N/A	12/01/33	--	9,500,000.00	9,500,000.00	08/01/26
4	300802429	OF	Los Angeles	CA	Actual/360	5.560%	359,083.33	0.00	0.00	N/A	04/01/34	--	75,000,000.00	75,000,000.00	08/01/26
5	328071001	RT	Danbury	CT	Actual/360	6.386%	170,470.72	0.00	0.00	N/A	02/06/34	--	31,000,000.00	31,000,000.00	08/06/26
5A	328071101				Actual/360	6.386%	211,713.64	0.00	0.00	N/A	02/06/34	--	38,500,000.00	38,500,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
6	453121123	98	New York	NY	Actual/360	5.885%	253,381.94	0.00	0.00	N/A	10/01/33	--	50,000,000.00	50,000,000.00	08/01/26
6A	453121128				Actual/360	5.885%	76,014.58	0.00	0.00	N/A	10/01/33	--	15,000,000.00	15,000,000.00	08/01/26
7	310966789	OF	Various	Various	Actual/360	6.864%	186,186.00	0.00	0.00	N/A	06/11/34	--	31,500,000.00	31,500,000.00	08/11/26
7A	310968186				Actual/360	6.864%	186,186.00	0.00	0.00	N/A	06/11/34	--	31,500,000.00	31,500,000.00	08/11/26
8	610965362	IN	Various	Various	Actual/360	7.189%	185,715.83	0.00	0.00	N/A	03/11/34	--	30,000,000.00	30,000,000.00	08/11/26
8A	610967068				Actual/360	7.189%	92,857.92	0.00	0.00	N/A	03/11/34	--	15,000,000.00	15,000,000.00	08/11/26
8B	610967069				Actual/360	7.189%	62,524.33	0.00	0.00	N/A	03/11/34	--	10,100,000.00	10,100,000.00	08/11/26
9	328400009	RT	Colorado Springs	CO	Actual/360	8.130%	287,034.17	0.00	0.00	N/A	06/06/29	--	41,000,000.00	41,000,000.00	08/06/26
10	328400010	Various Various		Various	Actual/360	6.932%	119,384.44	0.00	0.00	N/A	01/06/34	--	20,000,000.00	20,000,000.00	08/06/26
10A	328400110				Actual/360	6.932%	102,372.16	0.00	0.00	N/A	01/06/34	--	17,150,000.00	17,150,000.00	08/06/26
11	310966999	LO	Anaheim	CA	Actual/360	6.727%	173,636.02	0.00	0.00	N/A	05/11/34	--	29,975,000.00	29,975,000.00	08/11/26
12	328400012	IN	Various	Various	Actual/360	6.771%	172,439.50	0.00	0.00	N/A	04/06/34	--	29,575,000.00	29,575,000.00	08/06/26
13	231010385	LO	Lompoc	CA	Actual/360	7.900%	183,675.00	0.00	0.00	N/A	03/01/34	--	27,000,000.00	27,000,000.00	08/01/26
14	328400014	RT	New York	NY	Actual/360	6.860%	151,520.25	0.00	0.00	N/A	06/06/34	--	25,650,000.00	25,650,000.00	08/06/26
15	310966397	RT	Johnstown	PA	Actual/360	6.688%	143,461.42	20,881.54	0.00	N/A	04/11/34	--	24,910,341.00	24,889,459.46	08/11/26
16	328400016	OF	Arlington	VA	Actual/360	7.530%	32,379.67	2,683.83	0.00	N/A	05/06/29	--	4,993,652.25	4,990,968.42	07/06/26
16A	328400116				Actual/360	7.530%	129,518.69	10,735.29	0.00	N/A	05/06/29	--	19,974,609.04	19,963,873.75	07/06/26
17	300802435	98	Austin	TX	Actual/360	6.346%	129,511.28	0.00	0.00	05/01/34	05/01/36	--	23,700,000.00	23,700,000.00	08/01/26
18	310965459	IN	San Diego	CA	Actual/360	6.910%	127,930.97	0.00	0.00	N/A	01/11/34	--	21,500,000.00	21,500,000.00	08/11/26
19	310966931	OF	Philadelphia	PA	Actual/360	6.407%	107,749.12	17,443.74	0.00	N/A	05/11/34	--	19,529,891.19	19,512,447.45	08/11/26
20	410962583	RT	Various	Various	Actual/360	6.798%	93,661.33	0.00	0.00	N/A	05/11/34	--	16,000,000.00	16,000,000.00	08/11/26
21	310965918	RT	Hanover	MD	Actual/360	7.701%	99,471.25	0.00	0.00	N/A	11/01/33	--	15,000,000.00	15,000,000.00	08/01/26
22	328400022	IN	South Deerfield	MA	Actual/360	6.811%	70,908.19	0.00	0.00	N/A	06/06/34	--	12,090,000.00	12,090,000.00	08/06/26
23	410966330	LO	McDonough	GA	Actual/360	8.013%	79,955.14	6,699.31	0.00	N/A	03/11/34	--	11,587,561.23	11,580,861.92	08/11/26
24	310967002	LO	Anaheim	CA	Actual/360	6.707%	57,754.72	0.00	0.00	N/A	05/11/34	--	10,000,000.00	10,000,000.00	08/11/26
25	328400025	LO	Rockville Centre	NY	Actual/360	7.077%	52,713.82	0.00	0.00	N/A	02/01/34	--	8,650,000.00	8,650,000.00	08/01/26
26	241011692	RT	Easton	PA	Actual/360	6.830%	47,051.11	0.00	0.00	N/A	06/05/34	--	8,000,000.00	8,000,000.00	08/05/26
27	410966538	RT	Sandy Springs	GA	Actual/360	7.625%	49,244.79	0.00	0.00	N/A	05/11/31	--	7,500,000.00	7,500,000.00	08/11/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	470141000	MF	Suffern	NY	Actual/360	6.350%	37,398.64	6,157.86	0.00	N/A	06/01/34	--	6,839,476.20	6,833,318.34	08/01/26
29	301271887	SS	Denver	CO	Actual/360	6.199%	35,764.79	0.00	0.00	N/A	05/06/34	--	6,700,000.00	6,700,000.00	08/06/26
30	310965947	SS	Various	NC	Actual/360	6.223%	35,233.42	0.00	0.00	N/A	02/11/34	--	6,575,000.00	6,575,000.00	08/11/26
31	301271886	LO	Center	TX	Actual/360	8.085%	41,105.56	3,276.36	0.00	N/A	05/06/34	--	5,904,203.52	5,900,927.16	08/06/26
32	241011841	RT	Mobile	AL	Actual/360	7.230%	34,242.08	0.00	0.00	N/A	05/01/34	--	5,500,000.00	5,500,000.00	07/01/26
33	300802438	IN	Mableton	GA	Actual/360	7.795%	33,976.06	3,079.45	0.00	N/A	05/01/34	--	5,061,714.68	5,058,635.23	10/01/25
34	328400034	RT	New York	NY	Actual/360	6.951%	29,927.92	0.00	0.00	N/A	06/01/34	--	5,000,000.00	5,000,000.00	08/01/26
35	610965178	IN	Wilmington	CA	Actual/360	6.650%	27,200.35	0.00	0.00	N/A	01/11/34	--	4,750,000.00	4,750,000.00	08/11/26
36	241011948	MF	Mechanicsburg	PA	Actual/360	5.810%	20,220.89	6,354.07	0.00	N/A	06/01/34	--	4,041,707.72	4,035,353.65	08/01/26
37	470140490	MF	Forest Hills	NY	Actual/360	6.260%	19,965.03	3,456.94	0.00	N/A	04/01/34	--	3,703,704.53	3,700,247.59	08/01/26
38	241011828	SS	Various	NC	Actual/360	6.320%	19,047.78	0.00	0.00	N/A	06/01/34	--	3,500,000.00	3,500,000.00	08/01/26
39	470140510	MF	New York	NY	Actual/360	6.350%	17,062.72	2,848.82	0.00	N/A	04/01/34	--	3,120,435.87	3,117,587.05	08/01/26
40	470140580	MF	New York	NY	Actual/360	7.000%	18,083.33	0.00	0.00	N/A	06/01/34	--	3,000,000.00	3,000,000.00	08/01/26
41	410966157	IN	Various	Various	Actual/360	7.533%	19,088.19	1,956.08	0.00	N/A	04/11/34	--	2,942,643.27	2,940,687.19	08/11/26
42	300802427	RT	Various	Various	Actual/360	7.394%	17,152.23	1,876.96	0.00	N/A	03/01/34	--	2,693,903.25	2,692,026.29	08/01/26
43	470140730	MF	New York	NY	Actual/360	6.790%	15,644.04	724.37	0.00	N/A	05/01/34	--	2,675,591.84	2,674,867.47	08/01/26
44	470140930	MF	New York	NY	Actual/360	6.690%	14,402.08	0.00	0.00	N/A	06/01/34	--	2,500,000.00	2,500,000.00	08/01/26
45	470140400	MF	Bronx	NY	Actual/360	6.440%	13,863.89	0.00	0.00	N/A	04/01/34	--	2,500,000.00	2,500,000.00	08/01/26
46	470140530	MF	New York	NY	Actual/360	6.230%	12,460.97	847.79	0.00	N/A	04/01/34	--	2,322,761.84	2,321,914.05	08/01/26
47	470139940	MF	Elmhurst	NY	Actual/360	6.270%	11,567.23	2,007.18	0.00	N/A	03/01/34	--	2,142,410.92	2,140,403.74	08/01/26
48	231011398	MH	High Point	NC	Actual/360	6.470%	11,978.49	0.00	0.00	N/A	03/01/34	--	2,150,000.00	2,150,000.00	08/01/26
49	470140260	MF	New York	NY	Actual/360	6.320%	8,489.67	1,434.76	0.00	N/A	04/01/34	--	1,559,964.61	1,558,529.85	08/01/26
50	470140480	MF	Jackson Heights	NY	Actual/360	6.450%	8,137.22	1,294.53	0.00	N/A	05/01/34	--	1,465,066.31	1,463,771.78	08/01/26
51	470140950	MF	New York	NY	Actual/360	6.720%	7,363.36	1,042.51	0.00	N/A	06/01/34	--	1,272,469.47	1,271,426.96	08/01/26
52	470140850	MF	New York	NY	Actual/360	6.940%	5,855.53	757.25	0.00	N/A	06/01/34	--	979,823.44	979,066.19	08/01/26
Totals							6,160,543.83	95,558.64	0.00				1,079,786,932.18	1,079,691,373.54
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	47,447,600.83	11,898,615.22	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1E	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1F	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1G	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1H	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1I	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1J	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1K	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1L	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1M	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1N	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1O	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1P	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1Q	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1R	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1S	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	43,690,501.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	40,337,922.76	40,320,916.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	22,568,374.13	12,452,385.10	07/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	28,637,691.60	7,189,339.65	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
6	66,788,689.17	21,594,576.60	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	15,122,501.89	3,766,073.43	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,402,694.47	1,549,848.02	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,856,279.96	940,636.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	13,766,837.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,033,795.22	7,102,374.07	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,526,014.02	887,969.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,280,199.73	3,248,822.68	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,326,050.26	830,280.47	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,853,201.05	831,130.63	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	19,947,726.68	2,876,345.00	01/01/26	03/31/26	--	0.00	0.00	35,047.37	35,047.37	0.00	0.00
16A	0.00	0.00	--	--	--	0.00	0.00	140,189.48	140,189.48	0.00	0.00
17	1,767,948.96	833,972.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,674,108.58	1,399,053.30	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	5,822,542.49	1,273,601.67	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,734,803.14	350,754.42	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	58,515,634.52	15,268,467.16	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,521,934.00	391,848.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,849,690.48	1,858,189.89	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,469,135.89	2,680,878.14	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,953,559.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	932,483.80	436,227.68	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	716,110.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	833,371.23	397,788.07	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	604,436.38	361,735.56	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	389,791.41	598,552.19	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	605,691.79	0.00	--	--	--	0.00	0.00	34,218.40	34,218.40	0.00	0.00
33	0.00	359,730.00	01/01/25	09/30/25	08/11/26	0.00	0.00	36,989.61	370,340.67	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	959,450.92	248,063.11	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,533,493.74	754,975.84	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	267,508.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	585,321.86	288,600.28	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	210,765.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	403,830.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	385,430.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	143,409.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	42,617.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	207,368.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	68,619.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	177,084.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	349,277.25	80,697.51	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
49	285,375.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	141,648.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	104,774.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	108,476.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	414,951,773.13	143,072,446.73				0.00	0.00	246,444.86	579,795.92	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	5,058,635.23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.625529%	6.604916%	88
07/17/26	2	24,968,261.29	0	0.00	1	5,061,714.68	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.625548%	6.604934%	89
06/17/26	0	0.00	0	0.00	1	5,065,863.19	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.625576%	6.604960%	90
05/15/26	0	0.00	0	0.00	1	5,068,894.45	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.625595%	6.604977%	91
04/17/26	0	0.00	0	0.00	1	5,072,996.62	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.625607%	6.604987%	92
03/17/26	0	0.00	0	0.00	1	5,075,980.32	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.625615%	6.604993%	93
02/18/26	0	0.00	0	0.00	1	5,082,223.44	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.625638%	6.605013%	94
01/16/26	0	0.00	0	0.00	1	5,085,145.62	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.625645%	6.605018%	95
12/17/25	0	0.00	0	0.00	1	5,088,048.31	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.625652%	6.605024%	96
11/18/25	0	0.00	1	5,092,026.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.625664%	6.605034%	97
10/20/25	1	5,094,883.67	1	2,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.625671%	6.605039%	98
09/17/25	0	0.00	1	2,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.625683%	6.605049%	99
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
16	328400016	07/06/26	0	B	35,047.37	35,047.37	0.00		4,993,652.25
16A	328400116	07/06/26	0	B	140,189.48	140,189.48	0.00		19,974,609.04
32	241011841	07/01/26	0	B	34,218.40	34,218.40	0.00		5,500,000.00
33	300802438	10/01/25	9	6	36,989.61	370,340.67	6,133.17		5,094,883.67	08/01/25	2
Totals					246,444.86	579,795.92	6,133.17		35,563,144.96
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		65,954,842	65,954,842	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		7,500,000	7,500,000	0		0
> 60 Months		1,006,236,531	1,001,177,896	5,058,635		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	1,079,691,374	1,074,632,738	0	0	5,058,635	0
Jul-26	1,079,786,932	1,049,756,956	24,968,261	0	5,061,715	0
Jun-26	1,079,906,597	1,074,840,733	0	0	5,065,863	0
May-26	1,080,000,891	1,074,931,996	0	0	5,068,894	0
Apr-26	1,080,101,011	1,075,028,015	0	0	5,072,997	0
Mar-26	1,080,181,046	1,075,105,066	0	0	5,075,980	0
Feb-26	1,080,319,261	1,075,237,038	0	0	5,082,223	0
Jan-26	1,080,398,030	1,075,312,884	0	0	5,085,146	0
Dec-25	1,080,476,345	1,075,388,297	0	0	5,088,048	0
Nov-25	1,080,573,804	1,075,481,777	0	5,092,027	0	0
Oct-25	1,080,651,105	1,073,056,221	5,094,884	2,500,000	0	0
Sep-25	1,080,747,587	1,078,247,587	0	2,500,000	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
33	300802438	5,058,635.23	5,094,883.67	7,800,000.00	07/08/26	327,142.00	0.98090	09/30/25	05/01/34	332
Totals		5,058,635.23	5,094,883.67	7,800,000.00		327,142.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
33	300802438	IN	GA	08/01/25	2
Current occupancy is 60% and DSCR is 1.0x. In 7/2026 the Special Servicer postponed foreclosure sale to evaluate potential appointment of a receiver to allow pursuit of a lease guaranty.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	71.74	0.00	0.00	0.00
16A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,366.86	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	341.72	0.00	0.00	0.00
33	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	1,780.32	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		6,780.32

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Supplemental Notes
None

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